UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	08/31/2015

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2015 (Unaudited)

Common Stocks--96.6%	Shares		Value ($)
Brazil--8.7%
BM&FBovespa	1,386,000		4,119,802
Brasil Insurance Participacoes e Administracao	642,400		173,591
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	874,080		3,784,766
Cia Hering	690,300		2,645,739
Duratex	1,715,100		2,596,308
EDP - Energias do Brasil	178,800		552,672
Gerdau, ADR	1,286,270		1,903,680
Itau Unibanco Holding, ADR	760,641		5,567,892
Magnesita Refratarios	2,293,700	a	1,802,502
Mills Estruturas e Servicos de Engenharia	637,100	a	860,792
Oi, ADR	368,229	a	276,172
Petroleo Brasileiro, ADR	1,324,472	a	7,761,406
Sul America	300,600		1,450,512
Telefonica Brasil, ADR	294,706		3,280,078
Vale, ADR	840,939		3,262,843
			40,038,755
Chile--1.5%
Cencosud	1,652,755		3,410,848
Corpbanca	14,287,698		133,707
ENTEL Chile	384,791		3,593,001
			7,137,556
China--17.9%
Anhui Conch Cement, Cl. H	1,586,500		4,797,747
Baoxin Auto Group	2,829,100		958,709
China Communications Services, Cl. H	18,634,000		6,849,951
China Construction Bank, Cl. H	20,055,399		14,040,637
China Life Insurance, Cl. H	1,380,000		4,723,098
China Railway Construction, Cl. H	977,500		1,264,447
China Shenhua Energy, Cl. H	2,345,000		4,115,937
China ZhengTong Auto Services Holdings	3,553,000		1,406,504
CNOOC	5,177,000		6,498,385
Dongfeng Motor Group, Cl. H	1,890,000		1,890,296
Guangzhou Automobile Group, Cl. H	4,869,603		3,437,688
Industrial & Commercial Bank of China, Cl. H	19,137,590		11,263,177
Lianhua Supermarket Holdings, Cl. H	7,820,000	a	4,061,360
Ping An Insurance Group Company of China, Cl. H	855,000		4,146,556
Weichai Power, Cl. H	5,369,000		5,718,536
West China Cement	12,440,000		2,010,149
Wumart Stores, Cl. H	10,013,000	a	5,387,969
			82,571,146
Hong Kong--10.0%
China Mobile	510,000		6,113,860
China Mobile, ADR	16,053		960,291
China Resources Cement Holdings	3,264,000		1,610,676
China Resources Power Holdings	2,865,000		6,985,518

COSCO Pacific	7,830,596	b	10,306,008
Galaxy Entertainment Group	1,007,000		3,208,918
Lee & Man Paper Manufacturing	2,820,000		1,612,300
NWS Holdings	1,154,262		1,454,522
Parkson Retail Group	34,654,250		4,958,427
Shanghai Industrial Holdings	3,702,000		9,008,779
			46,219,299
Hungary--1.3%
OTP Bank	80,693		1,551,966
Richter Gedeon	301,137		4,592,549
			6,144,515
India--11.6%
Bank of India	2,494,518		5,304,811
ICICI Bank	806,127		3,363,269
IDFC	217,401		423,562
India Cements	5,440,206	a	5,911,333
NMDC	1,935,167		2,932,325
NTPC	1,867,713		3,407,850
Oriental Bank of Commerce	919,220		1,870,426
Power Grid Corporation of India	1,258,188		2,468,837
Punjab National Bank	1,398,559		3,032,362
Reliance Industries	840,744		10,798,863
Rolta India	1,670,662		2,410,667
South Indian Bank	1,694,651		519,998
State Bank of India	2,036,435		7,543,241
Steel Authority of India	3,392,870		2,531,297
Vedanta	744,935		1,116,209
			53,635,050
Malaysia--.8%
CIMB Group Holdings	3,041,962		3,619,551
Mexico--2.5%
Alpek	1,340,140		1,684,424
Consorcio ARA	3,253,000	a	1,150,677
Controladora Vuela Compania de Aviacion, ADR	237,350	a	3,166,249
Grupo Financiero Banorte, Ser. O	527,430		2,524,807
Grupo Financiero Santander Mexico, Cl. B, ADR	416,447		3,231,629
			11,757,786
Poland--2.1%
Powszechna Kasa Oszczednosci Bank Polski	912,397		7,171,420
Powszechny Zaklad Ubezpieczen	21,271		2,425,013
			9,596,433
Qatar--.3%
Commercial Bank of Qatar	94,918		1,495,051
Russia--4.6%
Gazprom, ADR	1,876,103		8,273,614
MegaFon, GDR	200,271		2,562,131
Moscow Exchange MICEX-RTS	1,803,363	a,b	2,078,105
Rosneft, GDR	871,895		3,262,974
Sberbank of Russia, ADR	1,010,554		4,851,587
			21,028,411
South Africa--1.5%
Aveng	1,505,298	a	546,389

Barclays Africa Group	304,245		3,978,032
Imperial Holdings	158,587		2,208,909
			6,733,330
South Korea--19.3%
E-Mart	21,254		4,099,206
Hyundai Engineering & Construction	87,629		2,457,388
Hyundai Mobis	30,085		5,235,363
Hyundai Motor	58,453		7,318,047
KB Financial Group	397,648		11,995,190
Korea Electric Power	157,447		6,362,250
KT	162,876	a	3,988,181
KT, ADR	263,478		3,256,588
LG Chem	18,173		3,591,428
LG Electronics	101,523		3,813,375
Lotte Shopping	23,314		5,268,664
POSCO	23,393		3,767,675
POSCO, ADR	18,330		740,532
Samsung Electronics	20,860		19,193,196
Shinhan Financial Group	123,487		4,127,430
Shinsegae	18,073		3,828,046
			89,042,559
Taiwan--9.0%
Advanced Semiconductor Engineering	2,165,840		2,200,669
Casetek Holdings	470,000		1,755,052
Compal Electronics	6,517,000		3,805,586
Hon Hai Precision Industry	2,761,277		7,713,367
MediaTek	633,000		4,883,054
Nan Ya Printed Circuit Board	1,358,020		1,307,915
Radiant Opto-Electronics	1,482,570		4,319,481
Shin Kong Financial Holding	22,110,714		5,246,182
Simplo Technology	681,000		2,253,936
Taiwan Semiconductor Manufacturing	1,442,638		5,661,868
United Microelectronics	8,099,845		2,674,452
			41,821,562
Thailand--2.1%
Bangkok Bank	1,501,060		6,871,083
Thai Oil	2,022,300		2,894,978
			9,766,061
Turkey--.8%
Turkiye Halk Bankasi	956,838		3,659,035
Turkiye Sise ve Cam Fabrikalari	1		1
			3,659,036
United Arab Emirates--.6%
Emaar Properties	1,463,688		2,686,729
United States--2.0%
iShares MSCI Emerging Markets ETF	274,825		9,289,085
Total Common Stocks
(cost $555,704,098)			446,241,915

Preferred Stocks--2.4%
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	1,696,500		3,615,994

Gerdau		876,700	1,269,126
Itau Unibanco Holding		87,780	642,620
Itausa - Investimentos Itau		569,168	1,142,526
Marcopolo		2,088,900	1,151,972
Metalurgica Gerdau		58,700	48,719
Randon Participacoes		3,446,400	2,926,919
Telefonica Brasil		41,700	464,413
Total Preferred Stocks
	(cost $20,388,008)		11,262,289

Total Investments (cost $576,092,106)		99.0%	457,504,204
Cash and Receivables (Net)		1.0%	4,612,905
Net Assets		100.0%	462,117,109

ADR-- American Depository Receipts
ETF -- Exchange-Traded Fund
GDR -- Global Depository Receipts
MICEX -- Moscow Interbank Currency Exchange
RTS -- Russian Trading System

a	Non-income producing security.
b		The valuation of these securities has been determined in good faith by management under the direction of the Board of
Directors. At August 31, 2015, the value of these securities amounted to $12,384,113 or 2.7% of net assets.
c	Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized depreciation on investments was $118,587,902 of which $28,510,497 related to appreciated investment securities and $147,098,399 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited)	Value (%)
Financial	30.5
Information Technology	13.4
Consumer Discretionary	10.0
Energy	9.4
Materials	9.4
Industrial	7.7
Telecommunication Services	6.8
Utilities	5.1
Consumer Staples	3.7
Exchange-Traded Funds	2.0
Health Care	1.0
99.0
Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

Turkish Lira,
Expiring
9/1/2015 a	1,783,878	612,372	612,953	581

Counterparty;
a Credit Suisse International

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	45,465,740	391,487,090	++	-	436,952,830
Equity Securities - Foreign Preferred Stocks+	-	11,262,289	++	-	11,262,289
Exchange-Traded Funds	9,289,085	-		-	9,289,085
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	581		-	581
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end August 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)